UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:            Tiger Management L.L.C.

Address:         101 Park Avenue
                 New York, NY 10178


13F File Number: 028-04623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Elouise P. Manhertz
Title:    Chief Financial Officer
Phone:    (212)984-8869


Signature, Place and Date of Signing:


/s/Elouise Manhertz               New York, New York          August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $358,648
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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COLUMN 1                    COLUMN  2           COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8

                            TITLE                            VALUE       SHRS OR  SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER              OF CLASS            CUSIP       (X$1000)     PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------             ---------           ------      ---------    -------- ---------  ----------- --------- ----- ------------

AMERICAN INTL GROUP INC     COM NEW             026874784    16,783     523,000   SH            SOLE       SOLE      1      0    0
APPLE INC                   COM                 037833100    58,943     100,930   SH            SOLE       SOLE      1      0    0
AUTONAVI HLDGS LTD          SPONSORED ADR       05330F106     6,983     520,759   SH            SOLE       SOLE      1      0    0
BARRICK GOLD CORP           COM                 067901108     9,881     263,000   SH            SOLE       SOLE      1      0    0
CABLEVISION SYS CORP        CL A NY CABLVS      12686C109     7,252     545,700   SH            SOLE       SOLE      1      0    0
CALLIDUS SOFTWARE INC       COM                 13123E500     3,759     754,900   SH            SOLE       SOLE      1      0    0
CARDIOME PHARMA CORP        COM NEW             14159U202       718   1,596,106   SH            SOLE       SOLE      1      0    0
CARNIVAL CORP               PAIRED CTF          143658300       341       9,950   SH            SOLE       SOLE      1      0    0
GOLDMAN SACHS GROUP INC     COM                 38141G104     8,839      92,207   SH            SOLE       SOLE      1      0    0
GOOGLE INC                  CL A                38259P508    18,297      31,542   SH            SOLE       SOLE      1      0    0
JPMORGAN CHASE & CO         COM                 46625H100    13,649     382,000   SH            SOLE       SOLE      1      0    0
KINDER MORGAN INC DEL       W EXP 05/25/2017    49456B119    15,701   7,268,967   SH            SOLE       SOLE      1      0    0
LCA-VISION INC              COM PAR $.001       501803308     5,279   1,227,577   SH            SOLE       SOLE      1      0    0
LIBERTY GLOBAL INC          COM SER A           530555101    20,229     407,595   SH            SOLE       SOLE      1      0    0
MARKET VECTORS ETF TR       GOLD MINER ETF      57060U100    11,416     255,000   SH            SOLE       SOLE      1      0    0
MARKET VECTORS ETF TR       JR GOLD MINERS ETF  57060U589     7,392     384,800   SH            SOLE       SOLE      1      0    0
MASTERCARD INC              CL A                57636Q104    21,804      50,694   SH            SOLE       SOLE      1      0    0
NEXEN INC                   COM                 65334H102       472      27,950   SH            SOLE       SOLE      1      0    0
OCWEN FINL CORP             COM NEW             675746309     8,537     454,591   SH            SOLE       SOLE      1      0    0
QUALCOMM INC                COM                 747525103    18,989     341,030   SH            SOLE       SOLE      1      0    0
RYANAIR HLDGS PLC           SPONSORED ADR       783513104     3,740     123,022   SH            SOLE       SOLE      1      0    0
SEACHANGE INTL INC          COM                 811699107     6,930     842,000   SH            SOLE       SOLE      1      0    0
SEALED AIR CORP NEW         COM                 81211K100       750      48,600   SH            SOLE       SOLE      1      0    0
SHERWIN WILLIAMS CO         COM                 824348106     8,470      64,000   SH            SOLE       SOLE      1      0    0
SIRIUS XM RADIO INC         COM                 82967N108     9,389   5,075,000   SH            SOLE       SOLE      1      0    0
SUNCOR ENERGY INC NEW       COM                 867224107     1,983      68,500   SH            SOLE       SOLE      1      0    0
HCA HOLDINGS INC            COM                 40412C101    15,897     522,400   SH            SOLE       SOLE      1      0    0
VERISIGN INC                COM                 92343E102    12,156     279,000   SH            SOLE       SOLE      1      0    0
VISA INC                    COM CL A            92826C839    17,772     143,752   SH            SOLE       SOLE      1      0    0
WUXI PHARMATECH CAYMAN INC  SPONS ADR SHS       929352102    16,300   1,154,418   SH            SOLE       SOLE      1      0    0
XPO LOGISTICS INC           COM                 983793100     9,996     595,000   SH            SOLE       SOLE      1      0    0
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